Operating Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Operating Leases
20.	Operating Leases
The Group leases office space under
non-cancellable
operating lease agreements that expire at various dates through December 2026. The Group also purchased a land use right, which expires at April 2072. The prepayment for land use right is included in right-of-use
assets and amortized over the period of the land use right (see note 2.21). As the Group incurs no lease liability in relation to the land use right, the amounts related to land use right are excluded from the following disclosure.
Supplemental information related to leases and location within the consolidated balance sheet are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets	85,934	67,733

Current operating lease liabilities	37,758	41,204
Non-current operating lease liabilities	46,709	23,928

Total operating lease liabilities	84,467	65,132

Weighted average remaining lease term (in years)	2.86	1.94
Weighted average discount rate	3.8%	3.8%

	Year ended December 31,
	2023	2024
	RMB	RMB
Lease cost:
Operating fixed lease cost	13,218	40,912
Lease cost related to short-term leases not capitalized	9,243	4,918

Total lease cost	22,461	45,830

Supplemental cash flow information related to leases for the years ended December 31, 2023 and 2024 is as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows payment from operating leases	12,451	41,146
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	7,998	19,613
Right-of-use assets increased due to lease modification:
Operating leases	33,987	—
As of December 31, 2024, the maturities of lease liabilities in accordance with ASC 842 in each of the following years are as follows:

Total operating lease
RMB
2025	42,392
2026	25,315
2027	—

Total minimum lease payments	67,707
Less: amount representing interest	(2,575)

Present value of minimum lease payments	65,132